File No. 2-99861

	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM N-1A

	POST-EFFECTIVE AMENDMENT NO. 35
	to the
	REGISTRATION STATEMENT UNDER
	THE SECURITIES ACT OF 1933

	and

	POST-EFFECTIVE AMENDMENT NO. 36
	to the
	REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940


	                  SMITH BARNEY MUNI FUNDS
	(Formerly, Smith Barney Muni Bond Funds)

	(Exact name of Registrant as specified
	in the Declaration of Trust)
	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices)
	               (212) 816-6474
	(Registrant's telephone number)
	Christina T. Sydor
	388 Greenwich Street New York, New York 10013 (22nd floor) (Name and address of agent for service)

	To amend Part C
	To Register Additional Securities under Reg. 270.24e-2

	CALCULATION OF REGISTRATION FEE
Title of       Share             Proposed       Proposed
securities    Amount              Maximum        Maximum       Amount of
being        being              offering         aggregate     registration
registered   registered         price per        offering*         fee
                                 share
Limited Term 8,626,933            $6.75         $290,000                 $100
Portfolio

Florida Limited Term  867,728   $6.84           $290,000                 $100
Portfolio

The fee for the shares to be registered by this filing has been computed on the basis of the market value per share in effect on March 14, 1996.

*Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2.

During its fiscal year ended March 31, 1995, the fund redeemed 17,519,528 shares of the Limited Term Portfolio. During its current fiscal year, the fund used 8,935,558 shares of the Limited Term Portfolio it redeemed during its fiscal year ended March 31, 1995, for a reduction pursuant to Rule 24f-2(c).

The fund currently is registering 8,626,933 shares for the Limited Term Portfolio, which is equal to the remaining 8,583,970 shares redeemed during its fiscal year ended March 31, 1995, plus 42,963 shares.

During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended March 31, 1995, the fund redeemed 2,269,062 shares of the Florida Limited Term Portfolio. During its current fiscal year, the fund used 1,443,732 shares of the Florida Limited Term Portfolio it redeemed during its fiscal year ended March 31, 1995, for a reduction pursuant to Rule 24f-2(c).

The fund currently is registering 867,728 shares for the Florida Limited Term Portfolio, which is equal to the remaining 825,330 shares redeemed during its fiscal year ended March 31, 1995, plus 42,398 shares.

During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

	Rule 24f-2(a) (1) Declaration:

The shares of beneficial interest of Smith Barney Muni Funds previously registered hereunder as an indefinite number of shares of beneficial interest are classified as Florida Portfolio Shares, New Jersey Portfolio Shares, Limited Term Portfolio Shares, National Portfolio Shares, California Portfolio Shares, New York Portfolio Shares, California Money Market
Portfolio Shares, New York Money Market Portfolio Shares, California Limited Term Portfolio Shares, Florida
Limited Term Portfolio Shares, Arizona Portfolio Shares, Connecticut Portfolio Shares, Georgia Portfolio Shares, Massachusetts Portfolio Shares, Michigan Portfolio Shares, Ohio Portfolio Shares, Pennsylvania Portfolio Shares, Texas Portfolio Shares, Washington Portfolio Shares and New Jersey Money Market Portfolio Shares.

	Registrant filed its Rule 24f-2 Notice on May 26, 1995 for its most recent fiscal year ended March 31, 1995.

	It is proposed that this Post-Effective Amendment will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

	CROSS REFERENCE SHEET
	(as required by Rule 495(a),

Part A of Form N-1A				Prospectus Caption
	1.	Cover Page			cover page
	2.	Synopsis			"Prospectus Table"
	3.	Condensed Financial Information	"Financial Highlights"

	4.	General Description of Registrant	"Additional Information"
						cover page
						"Investment Objective and
						Policies"
	5.	Management of the Fund		"Management of the Fund"
						"Prospectus Summary"

	6.	Capital Stock and Other Securities	"Additional Information"
						"Redemption of Shares"
						cover page
						"Dividends, Distributions
						and Taxes"
	7.	Purchase of Securities Being
		Offered				"Purchase of Shares"
						"Prospectus Summary"
						"Management of the Fund"
						"Valuation of Shares"

	8.	Redemption or Repurchase	"Redemption of Shares"
						"Minimum Account Size"
	9.	Legal Proceedings		not applicable



                      		Statement of Additional
Part B of Form N-1A	 		 	Information Caption
	10.	Cover Page			cover page
	11.	Table of Contents		"Table of Contents"
	12.	General Information and History		not applicable
	13.	Investment Objectives and Policies		cover page
						"Additional Information Regarding
						Investment Policies"
						"Investment Restrictions"
						See Prospectus-"Investment
						Objective and Management Policies"


	14.	Management of the Registrant		"Trustees and Officers"

	15.	Control Persons and Principal
		Holders of Securities		See Prospectus - "Additional
						Information"

	16.	Investment Advisory and
		Other Services			See Prospectus - "Management
							of the Fund"
						"Trustees and Officers"
						"Independent Auditors"
						"Custodian"


	17.	Brokerage Allocation		See Prospectus - "Management of
						the Fund"

	18.	Capital Stock and Other Securities	See Prospectus - "Additional
						Information"
						"Voting Rights"
						"The Fund"
	19.	Purchase, Redemption and Pricing
		of Securities Being Offered	See Prospectus -
						"Purchase of Shares"
						"Prospectus Summary"
 						"Determination of Net Asset
						Value"
					See Prospectus - "Valuation of Shares"
						"Financial Statements"
						"Redemption of Shares"

	20.	Tax Status			See Prospectus - "Dividends,
						Distributions and Taxes"
	21.	Underwriters			See Prospectus - "Management
						of the Fund"
						"Purchase of Shares"
	22.	Calculation of Performance Data	"Performance Information"
						See Prospectus - "Performance"
	23.	Financial Statements		"Financial Statements"


Part C of Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.


Parts A and B to Post-Effective Amendment No. 34, which were filed with the Securities and Exchange Commission on behalf of the Registrant on July 31, 1995 are hereby incorporated by reference in their entirety.



	PART C  Other Information




Item 24.	Financial Statements and Exhibits


	(a)	Financial Statements                       Location In:

                                       				Part A  		 	PartB
					                                              	Annual		Semi-
							                                                     Annual
						                                              Report		Report

	Investment Portfolios                       	--		      *		*

	Statement of Assets and Liabilities          --	       *		*

	Statements of Operations	                    --		       *		*

	Statements of Changes in Net Assets          --	        *		*

	Notes to Financial Statements	               --	        *		*

	Supplementary Information	                   --	         *		*

* The Registrant's Annual Reports for the fiscal year ended March 31, 1995 and the Reports of Independent Accountants dated May 8, 1995 and May 15, 1995 are incorporated by reference to the N-30D filed on June 16, 1995 as Accession # 0000950109-95-2345.
 The Registrant's Semi-Annual Reports for the period ended September 30, 1995 are incorporated by reference to the N-30D filed on January 9, 1996 as Accession # 0000091155-96-8.

All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.



	(b)	Exhibits

	(1)	(a)	Restated Declaration of Trust dated as of April 23, 1986 is
incorporated herein by reference to Exhibit 1 to Pre-Effective
Amendment No. 1 to the Registration Statement No. 2-99861.

		(b)	Instrument of the Trustees Establishing and Designating
Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 24.

	(2)	Bylaws of the Trust are incorporated by reference to Exhibit 2 to
Pre-Effective Amendment No. 2.

	(3)	Not applicable.

	(4)	Not applicable.

	(5)	(a)	Management Agreement between the National Portfolio & Mutual
Management Corp. is incorporated by reference to Exhibit 5(b) to Post-
Effective Amendment No. 18.

		(b)	Management Agreement between the Limited Term Portfolio and
Mutual Management Corp. is incorporated by reference to  Exhibit 5(c) to
Post-Effective Amendment No. 18.

		(c)	Management Agreement between the California Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 18.

		(d)	Management Agreement between the New York Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit 5(e)  to
Post-Effective Amendment No. 18.

		(e)	Management Agreement between the New Jersey Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 18.

		(f)	Management Agreement between the Florida Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit  (5)(h) to
Post-Effective Amendment No. 16.

		(g)	Management Agreement between the California Limited Term
Portfolio and Mutual Management Corp. is incorporated by reference to
Exhibit 5(i) to Post-Effective Amendment No. 25.

		(h)	Management Agreement between the Florida Limited Term
Portfolio and Mutual Management Corp. is incorporated by  reference to
Exhibit 5(j) to Post-Effective Amendment No. 25.

		(i)	Management Agreement between the Arizona Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit 5(k) to
Post-Effective Amendment No. 27.

		(j)	Management Agreement between the Connecticut Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 27.

		(k)	Management Agreement between the Georgia Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit 5(m) to
Post-Effective Amendment No. 27.

		(l)	Management Agreement between the Massachusetts Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit 5(n) to
Post-Effective Amendment No. 27.

		(m)	Management Agreement between the Michigan Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit 5(o) to
Post-Effective Amendment No. 27.

		(n)	Management Agreement between the Ohio Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit 5(p) to Post-Effective Amendment No. 27.

		(o)	Management Agreement between the Pennsylvania Portfolio and
Mutual Management Corp. is incoporated by reference to Exhibit 5(q) to
Post-Effective Amendment No. 27.

		(p)	Management Agreement between the Texas Portfolio and Mutual
Management Corp. is incorporated by reference to Exhibit 5(r)  to
Post-Effective Amendment No. 27.

		(q)	Management Agreement between the Washington Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit 5(s) to Post-Effective Amendment No. 27.

		(r)	Management Agreement between the New Jersey Money Market
Portfolio and Mutual Management Corp. is incorporated by reference to
Exhibit 5(t) to Post-Effective Amendment No. 27.

		(s)	Form of Management Agreement between California Money Market
Portfolio (or New York Money Market Portfolio, as the case may  be) and  &
Mutual Management Corp. is incorporated by reference to Exhibit 5(s) to
Post-Effective Amendment No. 34.

	(6)	Distribution Agreement between Registrant and Smith Barney, Harris
Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 7.

	(7)	Not applicable.

	(8)	Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Pre-Effective  Amendment No. 1.

	(9)	Transfer Agency Agreement between Registrant and Provident
Financial Processing Corp. is incorporated by reference to Exhibit
9 to Post-Effective Amendment No. 12.

	(10)	Opinion of Gaston & Snow is incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1.

	(11)	(i) 	Auditors' Report (See the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional
Information).
		(ii)  	Auditors' Consent (Incorporated by
reference in the Post-Effective Amendment No. 34.)
		(iii)	Power of Attorney is incorporated by reference to Exhibit
11(iii) to Post-Effective Amendment No.  23

	(12)	Not applicable.

	(13)	Subscription Agreement between Registrant and Mutual Management
Corp. is incorporated by reference to Exhibit 13 to Pre-Effective
Amendment No. 1.

	(14)	Not applicable.

	(15)	(a)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
California Money Market Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21.

		(b)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
California Limited Term Portfolio is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25.

		(c)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Florida Limited Term Portfolio is incorporated by reference to
Exhibit 15(c) to Post-Effective Amendment No. 25.

		(d)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Arizona Portfolio is incorporated by reference to Exhibit
15(d) to Post-Effective Amendment No.27.

		(e)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Connecticut Portfolio is incoporated by reference to Exhibit
15(e) to Post-Effective Amendment No. 27.

		(f)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Georgia Portfolio is incorporated by reference to Exhibit
15(f) to Post-Effective Amendment No.27.

		(g)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Massachusetts Portfolio is incorporated by reference to
Exhibit 15(g) to Post-Effective Amendment No. 27.

		(h)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Michigan Portfolio is incorporated by reference to Exhibit
15(h) to Post-Effective Amendment No. 27.

		(i)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Ohio Portfolio is incorporated by reference to Exhibit 15(i)
to Post-Effective Amendment No. 27.

		(j)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Pennsylvania Portfolio is incorporated by reference to Exhibit
15(j) to Post-Effective Amendment No. 27.

		(k)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Texas Portfolio is incorporated by reference to Exhibit 15(k)
to Post-Effective Amendment No. 27.

		(l)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Washington Portfolio is incorporated by reference to Exhibit
15(l) to Post-Effective Amendment No. 27.

		(m)	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
New Jersey Money Market Portfolio is incorporated by reference to Exhibit 15(m) to Post-Effective Amendment No. 27.

		(n)	Form of Plan of Distribution pursuant to Rule 12b-1 on behalf of Class A shares of each Portfolio, except the California Money Market and the
New York Money Market Portfoliois incorporated by reference to Exhibit 15(n)
to Post-Effective Amendment No. 34.


	(16)	Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5.

	(18)	Plan pursuant to Rule 18f-3 filed herewith.

Item 25.	Persons Controlled by or under Common Control with Registrant

	The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption "Management of the Fund" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.


Item 26.	Number of Holders of Securities	Number of Recordholders on
		Title of Class			March 15, 1996

	National Portfolio			8,899
	New Jersey Portfolioio			1,651
	New York Portfolio			2,605
	California Portfolio			2,681
	Limited Term Portfolio			5,032
	California Money Market Portfolio		28,387
	Florida Portfolio				2,123
	New York Money Market Portfolio		26,084
	California Limited Term Portfolio		170
	Florida Limited Term Portfolio		292
	Arizona Portfolio				0
	Connecticut Portfolio			0
	Georgia Portfolio				357
	Massachusetts Portfolio			0
	Michigan Portfolio			0
	Ohio Portfolio				235
	Pennsylvania Portfolio			544
	Texas Portfolio				0
	Washington Portfolio			0
	New Jersey Money Market Portfolio	0


Item 27.	Indemnification

	Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides:
"No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties." Emphasis added.

Item 28.	Business and other Connections of Investment Adviser

	See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management
Agreement" included in Part B (Statement of Additional
Information) of this Registration Statement.

	Information as to the Directors and Officers of Smith Barney Mutual Funds Management Inc. is included in its Form ADV (File
No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 29.	Principal Underwriters

		(a) Smith Barney Inc. ("Smith Barney ") also acts
as principal underwriter for Smith Barney Money
Funds, Inc.; Smith Barney Muni Funds; Smith Barney
Funds, Inc., Smith Barney Variable Account Funds;
Smith Barney Intermediate Municipal Fund, Inc.,
Smith Barney Municipal Fund, Inc., High Income
Opportunity Fund Inc., Smith Barney/Travelers
Series Fund Inc., Smith Barney World Funds, Inc.,
Greenwich Street California Municipal Fund Inc.,
The Inefficient-Market Fund, Inc., Smith Barney
Adjustable Rate Government Income Fund, Smith
Barney Equity Funds, Smith Barney Income Funds,
Smith Barney Massachusetts Municipals Fund, Zenix
Income Fund Inc., Smith Barney Arizona Municipals
Fund Inc., Smith Barney Principal Return Fund,
Municipal High Income Fund Inc., The Trust for TRAK
Investments, Smith Barney Series Fund, Smith Barney
Income Trust,  Smith Barney Oregon Municipals Fund
Inc., Smith Barney Municipal Money Market
Fund,Inc., Smith Barney Aggressive Growth Fund
Inc., Smith Barney Appreciation Fund Inc., Smith
Barney California Municipals Fund Inc., Smith
Barney Fundamental Value Fund Inc., Smith Barney
Managed Governments Fund Inc., Smith Barney Managed
Municipals Fund Inc., Smith Barney New Jersey
Municipals Fund Inc., Smith Barney Natural
Resources Fund Inc., Smith Barney Investment Funds
Inc., Smith Barney FMA (R) Trust, The Italy Fund
Inc., Smith Barney Telecommunications Trust,
Managed Municipals Portfolio Inc., Managed
Municipals Portfolio II Inc., Smith Barney Concert
Series Inc.,Managed High Income Portfolio Inc. and
Greenwich Street Municipal Fund Inc.;  USA  High
Yield Fund N.V.; Smith Barney International
Funds(Luxemburg); Smith Barney Worldwide Securities
Limited  (Bermuda);   Smith   Barney  Worldwide
Special   Fund N.V. (Netherlands, Antilles); Global Horizons
Investment  Series (Cayman Islands).

     Smith Barney, the distributor of Registrant's shares, is a wholly owned subsidiary of Travelers Group Inc.


		(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-8177).

		(c) Not applicable



Item 30.	Location of Accounts and Records

	PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group Inc., One
Exchange Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively required by
Section 31(a).

	All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2).


Item 31.	Management Services

	Not applicable.


Item 32.	Undertakings

	(a)  Not applicable.

	(b) Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c).

	(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.


	SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of
1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized,

	SMITH BARNEY MUNI FUNDS

	By/s/ Heath B. McLendon
		Heath B. McLendon, Chief Executive Officer
				and  Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature		Title	Date


	/s/ Heath B. McLendon         	Chief Executive Officer	March 28, 1996
	(Heath B. McLendon)	(Principal Executive Officer)
			and Trustee

	/s/ Jessica M. Bibliowicz  	President and Trustee	March 28, 1996
	(Jessica M. Bibliowicz)


	Joseph H. Fleiss*          	Trustee
	(Joseph H. Fleiss)


	Donald R. Foley*           	Trustee
	(Donald R. Foley)


                         	  	Trustee
	(Paul Hardin III)


	Francis P. Martin*           	Trustee
	(Francis P. Martin)


	Roderick C. Rasmussen*       	Trustee
	(Roderick C. Rasmussen)


	John P. Toolan*              	Trustee
	(John P. Toolan)



	C. Richard Youngdahl*        	Trustee
	(C. Richard Youngdahl)



	/s/ Lewis E. Daidone	  	Senior Vice President	March 28, 1996
	(Lewis E. Daidone)		and Treasurer (Principal Financial
					and Accounting Officer)

	*By: /s/ Christina T. Sydor
	       Christina T. Sydor
	       Pursuant to Power of Attorney 		March 28, 1996


	EXHIBIT INDEX





	Exhibit No. 	Exhibit	Page No.


	18	Rule 18f-3 Plan